UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA LONG-TERM FUND -  1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2006

 [LOGO OF USAA]
    USAA(R)

                              USAA LONG-TERM Fund

                                                [GRAPHIC OF USAA LONG-TERM FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    JUNE 30, 2006                                 USAA National Tax-Exempt Funds

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA LONG-TERM FUND
JUNE 30, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following:
                      Fannie Mae, Florida GO, Texas Permanent School Fund, or Utah GO.

              (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              COP     Certificate of Participation

              CP      Commercial Paper

              EDC     Economic Development Corp.

              ETM     Escrowed to final maturity

              GO      General Obligation

              HUD     Housing and Urban Development

              IDA     Industrial Development Authority/Agency

              IDC     Industrial Development Corp.

              IDRB    Industrial Development Revenue Bond

              ISD     Independent School District

              MLO     Municipal Lease Obligation

              MTA     Metropolitan Transportation Authority

              PCRB    Pollution Control Revenue Bond

              PRE     Prerefunded to a date prior to maturity

              RB      Revenue Bond

              SFH     Single-Family Housing

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (98.7%)

             ALABAMA (2.8%)
             Marshall County Health Care Auth. RB,
  $ 1,000       Series 2002A                                                           6.25%       1/01/2022    $    1,075
    1,150       Series 2002A                                                           5.75        1/01/2032         1,192
    1,500       Series 2002D                                                           5.75        1/01/2032         1,554
             Montgomery BMC Special Care Facilities Financing Auth. RB,
    5,000       Series 2004A-2 (Baptist Health), 5.00%, 11/15/2007 (PRE) (INS)         4.92(c)    11/15/2024         4,871
    4,000       Series 2004C (Baptist Health) (PRE)                                    5.25       11/15/2029         4,284
             Parks System Improvement Corp. GO,
    7,670       Series 2001C                                                           5.00        6/01/2020         7,880
    7,805       Series 2001C                                                           5.00        6/01/2021         8,027
    5,000    Private Colleges and Universities Facilities Auth. RB,
                Series 2006 (INS)                                                      4.75        9/01/2026         5,017
             Public School and College RB,
   15,000       Series 1999A (INS)                                                     5.50        9/01/2029        15,717
    4,140       Series 2001A                                                           5.00        2/01/2020         4,251
   11,000    Univ. of Alabama at Birmingham Hospital RB, Series 2000A (INS)            5.88        9/01/2031        11,816

             ALASKA (0.4%)
             Housing Finance Corp. RB,
    2,000      Series 2005A (INS)                                                      5.00       12/01/2030         2,030
    3,000      Series 2005A (INS)                                                      5.25       12/01/2034         3,106
    4,095    Municipality of Anchorage GO, Series 2001A (INS)                          5.00        6/01/2019         4,225

             ARIZONA (0.7%)
             Phoenix Civic Improvement Corp. RB,
    1,000      Series B, 5.50%, 7/01/2013 (INS)                                        4.65(c)     7/01/2029           758
    1,500      Series B, 5.50%, 7/01/2013 (INS)                                        4.66(c)     7/01/2030         1,157
   15,500    Univ. Medical Center Corp. Hospital RB, Series 2005                       5.00        7/01/2035        15,129

             ARKANSAS (0.0%)(f)
    1,000    Univ. of Arkansas Board of Trustees RB, Series 2004B (INS)                5.00       11/01/2028         1,023

             CALIFORNIA (5.1%)
             Golden State Tobacco Securitization RB (State Appropriation Enhanced),
   14,570       Series 2003B (PRE)                                                     5.38        6/01/2028        15,316
   11,800       Series 2003B (PRE)                                                     5.50        6/01/2033        12,799
    2,000       Series 2005A, 4.55%, 6/01/2010 (INS)                                   4.50(c)     6/01/2022         1,619
    5,000       Series 2005A, 4.60%, 6/01/2010 (INS)                                   4.55(c)     6/01/2023         4,045
    4,870    Riverside County Public Financing Auth. Tax Allocation RB,
                Series A (INS)                                                         5.00       10/01/2024         4,987
    5,015    Shasta Joint Powers Financing Auth. Lease RB (MLO), Series 2003A (INS)    5.00        4/01/2029         5,102
             State GO,
    8,910       Series 2004                                                            5.50        4/01/2028         9,533
   10,000       Series 2004                                                            5.00        3/01/2029        10,137
    8,910       Series 2004                                                            5.50        4/01/2030         9,472
   17,960       Series 2004                                                            5.00        2/01/2033        18,100
   10,000       Series 2005                                                            5.00        5/01/2027        10,174
             State Public Works Board Lease RB (MLO),
    2,610       Series 2006A                                                           5.00        4/01/2030         2,633
    5,705       Series 2006D                                                           5.00        4/01/2031         5,742
    9,105    State Public Works Board Lease RB (Univ. of California) (MLO),
                Series 2004F (The Regents of the Univ. of California)                  5.00       11/01/2029         9,213

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             COLORADO (2.6%)
  $11,000    Denver City and County COP (MLO), Series 2000B (PRE) (INS)                5.50%      12/01/2025    $   11,786
    3,500    Denver Convention Center Hotel Auth. RB, Series 2006 (INS)                4.75       12/01/2035         3,400
             Denver Health and Hospital Auth. RB,
    1,000       Series 2001A                                                           6.00       12/01/2023         1,048
    3,730       Series 2001A                                                           6.00       12/01/2031         3,897
    3,000       Series 2004A                                                           6.25       12/01/2033         3,247
    1,000    Eagle Bend Metropolitan District No. 2 GO, Series 2003 (INS)              5.25       12/01/2023         1,033
             Health Facilities Auth. RB,
    4,000       Series 2002A (Covenant Retirement Communities, Inc.) (INS)             5.50       12/01/2027         4,181
    3,500       Series 2005 (The Evangelical Lutheran Good
                Samaritan Society Project)                                             5.00        6/01/2029         3,451
    2,000       Series 2005 (The Evangelical Lutheran Good
                Samaritan Society Project)                                             5.00        6/01/2035         1,963
             River Power Auth. RB,
    1,690       Series 2006 (INS)                                                      5.25       10/01/2032         1,767
    3,195       Series 2006 (INS)                                                      5.25       10/01/2040         3,306
   10,000    State COP, Series 2005B (INS)                                             5.00       11/01/2030        10,182
   11,480    Summit County Sports Facilities RB, Series 1990                           7.88        9/01/2008        12,390

             CONNECTICUT (3.0%)
    2,500    Health and Educational Facilities Auth. RB, Series 2005C (INS)            5.13        7/01/2030         2,554
             Mashantucket (Western) Pequot Tribe RB,
   64,950      Series 1997B(a)                                                         5.75        9/01/2027        66,157
    1,500      Series 1999A(a)                                                         5.50        9/01/2028         1,528

             DISTRICT OF COLUMBIA (2.6%)
             GO,
   15,320      Series 1999A (PRE) (INS)                                                5.50        6/01/2029        16,139
   37,580      Series 1999A (INS)(e)                                                   5.50        6/01/2029        39,209
    5,820    Housing Finance Auth. Modernization Program RB (HUD), Series A (INS)      5.00        7/01/2025         5,928

             FLORIDA (4.1%)
             Board of Education Public Education GO,
   15,665       Series 1998E (PRE) (NBGA)                                              5.63        6/01/2025        16,765
    7,000       Series 1998E (PRE) (NBGA)                                              5.63        6/01/2029         7,492
             Brevard County School Board COP (MLO),
   13,540       Series 2006A (INS)                                                     5.00        7/01/2028        13,833
    3,350       Series 2006A (INS)                                                     5.00        7/01/2030         3,422
    8,225    Flagler County School Board COP (MLO),
                Series 2005A (INS)                                                     5.00        8/01/2030         8,354
             Highlands County Health Facilities Auth. RB,
    5,000       Series 2005D                                                           5.00       11/15/2035         5,002
   10,000       Series 2006C                                                           5.25       11/15/2036        10,236
    3,000    Lee Memorial Health System Hospital RB, Series 2005A (INS)                5.00        4/01/2024         3,069
    4,500    Ocala Utility Systems RB, Series 2005A (INS)                              5.00       10/01/2031         4,592
    2,000    Orange County Health Facilities Auth. RB, Series 2002 (PRE)               5.75       12/01/2027         2,180
    7,000    Palm Beach County School Board COP (MLO), Series 2006A (INS)              5.00        8/01/2031         7,153
    3,050    Palm Beach County School Board COP (MLO), Series 2002C (INS)              5.00        8/01/2027         3,094
    5,250    South Broward Hospital District RB, Series 2006 (INS)                     5.00        5/01/2035         5,350
             Volusia County School Board COP (MLO),
    3,475       Series 2006A (INS)                                                     5.00        8/01/2028         3,539
    2,000       Series 2006A (INS)                                                     5.00        8/01/2031         2,036

4

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             GEORGIA (1.1%)
  $12,000    Fayette County Public Facilities Auth. RB, Series 2000 (PRE)              5.88%       6/01/2028    $   12,949
    2,000    Municipal Electric Auth. RB, Series 2002A (INS)                           5.25       11/01/2022         2,096
   10,000    Savannah Economic Development Auth. PCRB, Series 1995                     6.15        3/01/2017        10,847

             ILLINOIS (9.6%)
    3,000    Chicago GO, Series A (INS)                                                5.25        1/01/2029         3,122
    5,000    Chicago Special Assessment Improvement Bonds, Series 2002                 6.75       12/01/2032         5,348
             Chicago-O'Hare International Airport RB,
    3,445        Series 2001B (INS)                                                    5.13        1/01/2020         3,535
    3,060        Series 2001B (INS)                                                    5.13        1/01/2021         3,134
    5,000        Series 2005A (INS)                                                    5.00        1/01/2029         5,081
    8,000        Series 2005A (INS)                                                    5.00        1/01/2033         8,106
             Cook County GO,
    5,000        Series 2006A (INS)                                                    4.75       11/15/2030         4,925
    5,000        Series 2006A (INS)                                                    4.75       11/15/2031         4,917
             Finance Auth. RB,
   24,535        Series 2004 (SwedishAmerican Hospital) (INS)                          5.00       11/15/2031        24,860
    2,000        Series 2006                                                           5.00        4/01/2026         2,016
    2,500        Series 2006A                                                          5.00        4/01/2031         2,501
             Health Facilities Auth. RB,
    9,905        Series 1985A (Univ. of Chicago)                                       5.50        8/01/2020        10,576
    7,000        Series 1998 (Centegra Health Sys.)                                    5.25        9/01/2024         7,055
    5,030        Series 2000 (Riverside Health Sys.) (PRE)                             6.85       11/15/2029         5,642
             Metropolitan Pier and Exposition Auth. RB,
    8,000        Series 2002A (INS)                                                    5.50        6/15/2023         8,536
    5,000        Series 2002B, 5.50%, 6/15/2012 (INS)                                  5.50(c)     6/15/2020         3,911
    2,500        Series 2002B, 5.55%, 6/15/2012 (INS)                                  5.55(c)     6/15/2021         1,961
   13,850    Quincy Hospital RB, Series 1993                                           6.00       11/15/2018        13,862
   23,980    Regional Transportation Auth. GO, Series 1999 (INS)                       5.75        6/01/2020        27,041
   37,550    Regional Transportation Auth. RB, Series 2000A (INS)                      6.50        7/01/2030        46,932
    3,000    Schaumburg GO, Series B (INS)                                             5.25       12/01/2034         3,121
             Springfield Electric RB,
    7,420        Series 2006 (INS)                                                     5.00        3/01/2031         7,553
   12,000        Series 2006 (INS)                                                     5.00        3/01/2035        12,207
    4,555    State Sales Tax RB, FIRST Series 2001                                     5.13        6/15/2019         4,741
    4,210    Village of Gilberts Special Service Area Number Nine Special Tax
                 Refunding Bonds, Series 2005 (Big Timber Project) (INS)               4.75        3/01/2030         4,062

             INDIANA (2.3%)
             Bond Bank State Revolving Fund RB,
   10,440       Series 2000A (PRE)                                                     5.50        8/01/2021        11,126
   11,015       Series 2000A (PRE)                                                     5.50        8/01/2022        11,739
             Health and Educational Facility Financing Auth. RB,
   10,000       Series 2006A                                                           5.00        2/15/2036         9,885
    7,000       Series 2006A                                                           5.00        2/15/2039         6,939
    7,500    St. Joseph County Hospital Auth. RB, Series 2000 (PRE) (INS)              5.63        8/15/2033         8,003
             Transportation Finance Auth. Highway RB (MLO),
      805       Series 2000 (PRE)                                                      5.38       12/01/2025           852
    4,195       Series 2000                                                            5.38       12/01/2025         4,371

             IOWA (0.2%)
             Finance Auth. HealthCare RB,
    1,000       Series 2001 (INS)                                                      5.25        5/15/2021         1,033
    3,495       Series 2001 (INS)                                                      5.25        5/15/2026         3,583

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             KANSAS (0.6%)
  $ 4,000    Burlington Environmental Improvement, RB, Series 2005 (INS)               4.65%       9/01/2035    $    3,861
    4,000    Burlington PCRB, Series 2004B (INS)                                       4.85        6/01/2031         3,968
    5,000    Wyandotte County Special Obligation RB, 2nd Lien Series 2005              5.00       12/01/2020         5,084

             LOUISIANA (0.5%)
             Gasoline and Fuels Tax RB,
    2,440       Series 2002A (INS)                                                     5.38        6/01/2020         2,542
    2,245       Series 2002A (INS)                                                     5.38        6/01/2021         2,338
    6,690    New Orleans GO (INS)                                                      5.00       12/01/2029         6,757

             MAINE (1.3%)
   27,750    State Turnpike Auth. RB, Series 2000 (PRE) (INS)(e)                       5.75        7/01/2028        29,804

             MASSACHUSETTS (2.2%)
    9,350    Commonwealth GO, Series 2002B (PRE) (INS)                                 5.50        3/01/2018        10,034
   15,055    Commonwealth Special Obligation RB, Series 2002A (PRE) (INS)              5.38        6/01/2020        16,094
    2,000    Development Finance Agency RB, Series A (INS)                             5.00        9/01/2033         2,024
    5,000    Health and Education Facilities Auth. RB, Series 2000A (PRE) (INS)        5.88       10/01/2029         5,420
   16,000    Water Resources Auth. RB, Series 2000A (PRE) (INS)                        5.75        8/01/2030        17,201

             MICHIGAN (2.7%)
             Hospital Finance Auth. RB,
   43,000       Series 1999A (Ascension Hospital) (PRE)                                6.13       11/15/2026        46,316
    7,000       Series 2006A (Henry Ford Health Sys.)                                  5.00       11/15/2038         6,973
   10,000    Municipal Auth. Clean Water RB, Series 1999 (PRE)                         5.50       10/01/2021        10,577

             MINNESOTA (0.4%)
   10,000    Washington County Housing and Redevelopment Auth. RB, Series 1998         5.50       11/15/2027        10,094

             MISSISSIPPI (0.1%)
    2,520    Hospital Equipment and Facilities Auth. RB, Series 2000 (INS)             5.50        1/01/2027         2,622

             MISSOURI (0.1%)
    2,000    Development Finance Board Infrastructure Facilities RB, Series A          5.00        6/01/2035         1,962

             MONTANA (0.3%)
    6,500    Forsyth PCRB, Series 2006 (INS)                                           4.65        8/01/2023         6,435

             NEBRASKA (0.7%)
    3,665    Lancaster County School District No. 1 GO, Series 2002                    5.25        1/15/2022         3,861
             Platte County Hospital Auth. No. 1 RB,
    4,500       Series 2000 (INS)                                                      6.10        5/01/2025         4,817
    6,500       Series 2000 (INS)                                                      6.15        5/01/2030         6,970

             NEVADA (3.2%)
   14,650    Clark County EDC RB, Series 1999                                          5.50        5/15/2029        15,050
   21,000    Clark County GO, Series 2000 (PRE) (INS)(e)                               5.50        7/01/2025        22,222
   11,570    Clark County School District GO, Series 2001D (INS)                       5.25        6/15/2019        12,380
             Truckee Meadows Water Auth. RB,
   14,180       Series 2001A (INS)                                                     5.13        7/01/2020        14,721
   10,420       Series 2006 (INS)                                                      4.88        7/01/2034        10,380

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             NEW HAMPSHIRE (0.1%)
  $ 2,915    Health and Education Facilities Auth. RB (INS)                            5.00%      10/01/2024    $    2,985

             NEW JERSEY (3.8%)
             Camden County Improvement Auth. RB,
   15,000       Series 1997 (PRE)                                                      6.00        2/15/2027        15,487
    3,000       Series 2004A                                                           5.75        2/15/2034         3,127
             Economic Development Auth. RB,
    5,000       Series 2004                                                            5.50        6/15/2024         5,173
    6,000       Series 2004                                                            5.75        6/15/2029         6,323
    2,500       Series 2004                                                            5.50        6/15/2031         2,577
    3,250       Series 2005P                                                           5.00        9/01/2030         3,301
   20,000       Series A (INS)                                                         5.25        7/01/2031        20,924
    1,250    Health Care Facilities Financing Auth. RB, Series 2006A                   5.13        7/01/2035         1,247
   30,020    Turnpike Auth. RB, Series 2000A (PRE)                                     5.50        1/01/2027        31,593

             NEW MEXICO (0.7%)
   12,500    Farmington PCRB, Series 2003                                              4.88        4/01/2033        12,171
    4,700    Regents of the Univ. of New Mexico RB, Series 2004 (INS)                  5.00        7/01/2032         4,770

             NEW YORK (13.3%)
             Dormitory Auth. RB,
   21,500       Series 1996B (Mental Health Services)                                  6.00        8/15/2016        24,002
    5,010       Series 2000A (Rochester Univ.), 5.95%, 7/01/2010 (PRE) (INS)           5.95(c)     7/01/2020         4,318
    5,690       Series 2000A (Rochester Univ.), 6.00%, 7/01/2010 (PRE) (INS)           6.00(c)     7/01/2022         4,904
    3,210       Series 2000A (Rochester Univ.), 6.05%, 7/01/2010 (PRE) (INS)           6.05(c)     7/01/2024         2,767
    6,310       Series 2000B (State Univ. of New York) (PRE)                           5.38        5/15/2018         6,710
    8,655       Series 2000B (State Univ. of New York) (PRE)                           5.38        5/15/2019         9,203
    9,120       Series 2000B (State Univ. of New York) (PRE)                           5.38        5/15/2020         9,698
    9,000       Series 2002D (School Districts Financing Program) (INS)                5.25       10/01/2023         9,492
    5,600       Series 2005E (Mental Health Services)                                  5.00        2/15/2030         5,684
   13,000       Series 2005F (Education)                                               5.00        3/15/2030        13,289
    8,000       Series 2006-1 (Memorial Sloan-Kettering Cancer Center)(d)              5.00        7/01/2035         8,135
   10,910    Dutchess County IDA Civic Facility RB, Series 2000                        5.75        8/01/2030        11,582
             Environmental Facilities Corp. RB,
    8,730       Series 2004E                                                           5.00        6/15/2034         8,911
    7,445       Series 2006A                                                           4.75        6/15/2030         7,418
   24,000    Liberty Development Corp. RB, Series 2005                                 5.25       10/01/2035        25,588
   10,000    MTA RB, Series 2005F                                                      5.00       11/15/2030        10,095
             New York City GO,
   22,740       Fiscal 2001 Series A (PRE)                                             5.75        5/15/2030        24,502
    4,165       Fiscal 2002 Series B                                                   5.30       12/01/2018         4,354
   13,065       Series 1997I (PRE)                                                     6.25        4/15/2027        13,448
    7,830       Series 2000A (PRE)                                                     6.00        5/15/2020         8,498
      970       Series 2000A                                                           6.00        5/15/2020         1,043
    5,105       Series 2002G                                                           5.88        8/01/2019         5,531
    1,500       Series 2005G                                                           5.00       12/01/2026         1,520
    2,750       Series 2005G                                                           5.00       12/01/2027         2,781
    2,000       Series 2005G                                                           5.00       12/01/2028         2,020
   20,000       Series 2005M                                                           5.00        4/01/2030        20,196
             New York City Municipal Water Finance Auth. RB,
   11,000       Series 1999A (PRE)                                                     5.75        6/15/2030        11,692
    4,975       Series 2000B (PRE)                                                     6.00        6/15/2033         5,406

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
  $ 3,025       Series 2000B                                                           6.00%       6/15/2033    $    3,269
    6,000       Series 2005C (INS)                                                     5.00        6/15/2027         6,163
   15,000       Series 2006C                                                           4.75        6/15/2033        14,787
    5,000       Series 2006D                                                           5.00        6/15/2038         5,072
    6,850    New York City Transit Auth. MTA COP, Series 2000A (PRE) (INS)             5.88        1/01/2030         7,365
             New York City Transitional Finance Auth. RB,
    1,770       Series 1999C (PRE)                                                     5.50        5/01/2025         1,867
    2,215       Series 2005C (PRE)                                                     5.50        5/01/2025         2,335
    4,500       Series 2006A-1                                                         5.00       11/01/2029         4,617
    3,000       Series 2006A-1                                                         5.00       11/01/2030         3,075

             NORTH CAROLINA (0.6%)
             Charlotte COP,
    3,120       Series G                                                               5.25        6/01/2020         3,251
    5,445       Series G                                                               5.25        6/01/2021         5,664
    2,000    Charlotte-Mecklenberg Hospital Auth. RB, Series 2005A                     4.88        1/15/2032         1,974
    4,000    Wake County Industrial Facilities PCRB, Series 2002                       5.38        2/01/2017         4,176

             NORTH DAKOTA (0.3%)
    7,250    Fargo Health System RB, Series 2000A (INS)                                5.63        6/01/2031         7,660

             OHIO (0.7%)
    5,000    Air Quality Development Auth. PCRB, Series B (INS)                        4.80        1/01/2034         4,932
    4,640    Higher Education Facility RB, Series 2006A (INS)(d)                       5.00        5/01/2036         4,706
    6,325    Lorain County Health Care Facilities RB, Series 1998A                     5.25        2/01/2021         6,238

             OKLAHOMA (0.8%)
             Norman Regional Hospital Auth. RB,
    9,000       Series 2002 (INS)                                                      5.50        9/01/2023         9,486
    2,500       Series 2005                                                            5.38        9/01/2029         2,527
    5,400       Series 2005                                                            5.38        9/01/2036         5,440

             PENNSYLVANIA (0.5%)
   10,000    Commonwealth GO, 1st Series 2002 (PRE)                                    5.25        2/01/2019        10,636

             PUERTO RICO (0.3%)
    5,000    Government Development Bank CP                                            4.75        7/26/2006         5,000
    2,256    Government Development Bank CP                                            4.95       10/24/2006         2,256

             RHODE ISLAND (1.9%)
             Economic Development Corp Airport RB,
    5,700       Series 2006 (INS)(d)                                                   5.00        7/01/2031         5,742
   12,185       Series 2006 (INS)(d)                                                   5.00        7/01/2036        12,247
    1,580       Series C (INS)                                                         5.00        7/01/2028         1,611
   12,755    Health and Educational Building Corp. RB, Series 2006A (INS)              5.00        5/15/2032        13,001
   10,000    Housing and Mortgage Finance Corp. Homeownership Opportunity Bonds,
                Series 51-A                                                            4.85        4/01/2033         9,761
      975    Housing and Mortgage Finance Corp. SFH RB, Series 15-A                    6.85       10/01/2024           976

             SOUTH CAROLINA (3.4%)
    2,725    Educational Facilities Auth. RB, Series 2006A                             5.00       10/01/2038         2,763
    5,000    Georgetown County Environmental Improvement RB, Series 2002A              5.70        4/01/2014         5,292

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             Jobs Economic Development Auth. RB,
  $ 2,300       Series 2001 (Georgetown Memorial Hospital) (INS)                       5.25%       2/01/2021    $    2,385
    3,750       Series 2001 (Georgetown Memorial Hospital) (INS)                       5.38        2/01/2026         3,919
   30,000       Series 2002A (Bon Secours Health System)                               6.00       11/15/2026        31,981
    8,000       Series 2006 (Episcopal Church Home) (INS)                              4.60        4/01/2027         7,626
             Lexington County Health Services District, Inc. RB,
   12,000       Series 2002                                                            5.50       11/01/2023        12,406
    8,000       Series 2002                                                            5.75       11/01/2028         8,397
    4,500    Medical Univ. Hospital Auth. RB, Series 2004A (INS)                       5.00        8/15/2031         4,579

             SOUTH DAKOTA (0.1%)
    2,000    Health and Educational Facilities Auth. RB, Series 2004A                  5.25       11/01/2027         2,055

             TENNESSEE (1.1%)
             Johnson City Health and Educational Facilities Board RB,
    3,000       Series 2006A                                                           5.50        7/01/2031         3,083
    5,000       Series 2006A                                                           5.50        7/01/2036         5,149
    5,605    Shelby County Health Educational & Hospital RB (PRE)                      6.38        9/01/2019         6,325
    9,395    Shelby County Health Educational & Hospital RB (PRE)                      6.38        9/01/2019        10,603

             TEXAS (19.6%)
    5,000    Austin Higher Education Auth. RB, Series 1998                             5.25        8/01/2023         5,030
    2,400    Austin RB, Series 2005 (INS)                                              5.00       11/15/2029         2,446
    6,790    Austin Water and Wastewater System RB, Series 2005A (INS)                 5.00        5/15/2031         6,899
   19,500    Bell County Health Facilities Development Corp. RB, Series 1989 (ETM)     6.50        7/01/2019        23,062
             Comal ISD GO,
    6,170       Series 2006 (NBGA)                                                     5.00        2/01/2029         6,261
    5,915       Series 2006 (NBGA)                                                     5.00        2/01/2030         5,999
    8,410       Series 2006 (NBGA)                                                     5.00        2/01/2031         8,518
             Dallas ISD GO,
    3,260       Series 2002 (NBGA)                                                     5.50        2/15/2016         3,483
   29,670       Series 2006 (NBGA)                                                     4.75        8/15/2032        29,210
    3,960    Del Mar College District Limited Tax Bonds, Series 2003 (INS)             5.25        8/15/2020         4,156
             Denton ISD GO,
   12,100       Series 2006 (NBGA)(d)                                                  5.16(b)     8/15/2028         3,778
   13,885       Series 2006 (NBGA)(d)                                                  5.18(b)     8/15/2029         4,068
   11,220       Series 2006 (NBGA)(d)                                                  5.20(b)     8/15/2030         3,110
   15,645       Series 2006 (NBGA)(d)                                                  5.22(b)     8/15/2031         4,122
             Duncanville ISD GO,
    7,175       Series 2001B (PRE) (NBGA)                                              5.63        2/15/2024         7,834
    7,000       Series 2006 (NBGA)                                                     4.63        2/15/2029         6,762
   10,420    Edinburg Consolidated ISD GO, Series 2000 (PRE) (NBGA)                    5.50        2/15/2030        10,974
             Fort Bend ISD GO,
    2,890       Series 1999 (PRE) (NBGA)                                               5.38        2/15/2024         2,999
    1,860       Series 1999 (NBGA)                                                     5.38        2/15/2024         1,915
    4,440       Series 2004A (NBGA)                                                    5.25        8/15/2025         4,660
    4,000       Series 2004A (NBGA)                                                    5.25        8/15/2027         4,183
             Gainesville ISD GO,
    4,070       Series 2006 (NBGA)                                                     5.00        2/15/2029         4,143
    4,465       Series 2006 (NBGA)                                                     5.00        2/15/2032         4,531
    3,490    Harlandale ISD GO, Series 2005 (NBGA)                                     5.00        8/15/2030         3,547
   20,000    Houston Utility Systems RB (INS)                                          4.75       11/15/2030        19,617
    6,000    Houston Water and Sewer Systems RB, Series 2002A (PRE) (INS)              5.25       12/01/2023         6,392
             Hutto ISD GO,
    3,870       Series 2006B (NBGA)                                                    5.00        8/01/2036         3,915
   16,520       Series 2006B (NBGA)                                                    5.00        8/01/2040        16,601

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
  $ 3,000    Katy ISD GO, Series 2005A (NBGA)                                          5.00%       2/15/2032    $    3,041
   12,700    Lower Colorado River Auth. RB, Series 2003B (INS)                         5.00        5/15/2031        12,831
    4,500    Mesquite Health Facilities Development Corp. RB,
                Series 2005 (Christian Care Centers, Inc.)                             5.63        2/15/2035         4,556
             Midlothian Development Auth. Tax Increment Contract RB,
    7,355       Series 1999                                                            6.70       11/15/2023         7,640
   12,885       Series 2001                                                            7.88       11/15/2021        14,164
   11,500    North Central Health Facilities Development Corp. RB,
                Series 2002 (INS)                                                      5.25        8/15/2022        11,924
    6,780    Northside ISD GO, Series 2001 (NBGA)                                      5.13        2/15/2022         7,018
    2,000    Nueces River Auth. Water RB (INS)                                         5.00        7/15/2026         2,051
    3,545    Nueces River Auth. Water RB (INS)                                         5.00        3/01/2027         3,621
    6,320    Plano ISD GO, Series 2006 (NBGA)                                          4.75        2/15/2031         6,189
   13,500    Port of Corpus Christi IDC PCRB, Series 1997A                             5.45        4/01/2027        13,623
    5,815    Sabine River Auth. PCRB, Series B                                         6.15        8/01/2022         6,265
    8,010    South San Antonio ISD GO, Series 2004 (NBGA)                              5.00        8/15/2029         8,122
             Spring Branch ISD GO,
    3,195       Series 2001 (NBGA)                                                     5.13        2/01/2019         3,320
   10,160       Series 2001 (NBGA)                                                     5.13        2/01/2022        10,516
             Tarrant County Cultural Education Facilities Finance Corp. RB,
    1,100       Series 2006A                                                           6.00       11/15/2026         1,154
    4,000       Series 2006A                                                           6.00       11/15/2036         4,140
    1,550    Texas A&M Univ. RB, Series 2001B                                          5.00        5/15/2021         1,589
   10,000    Transportation Commission GO, Series 2006                                 5.00        4/01/2035        10,165
    6,420    Travis County Health Facilities Development Corp. RB,
                Series 1999A (PRE) (INS)                                               5.88       11/15/2024         6,864
             Tyler Health Facilities Development Corp. Hospital RB,
    3,700       Series 1993A (East Texas Medical Center)                               6.75       11/01/2025         3,747
   10,300       Series 1993B (East Texas Medical Center)                               6.75       11/01/2025        10,305
    7,350       Series 2001 (Mother Frances Hospital)                                  6.00        7/01/2027         7,671
    4,595       Series 2003 (Mother Frances Hospital)                                  5.75        7/01/2027         4,751
    8,585       Series 2003 (Mother Frances Hospital)                                  5.75        7/01/2033         8,852
             Univ. of Texas Board of Regents RB,
   19,985       Series 2002B (PRE)                                                     5.25        7/01/2019        21,254
    2,500       Series 2003B                                                           5.25        8/15/2020         2,623
   24,280    Veterans' Land Board RB, Series 2002(e)                                   6.25        8/01/2035        26,457
    7,500    Water Development Board Senior Lien RB, Series 1997B                      5.00        7/15/2019         7,613
    7,420    Weatherford ISD GO, Series 2001 (NBGA)                                    5.45        2/15/2030         7,856
    6,755    White Settlement ISD GO, Series 2006 (NBGA)(d)                            4.75        8/15/2030         6,655
    3,000    Wichita Falls Water and Sewer Systems RB, Series 2001 (INS)               5.38        8/01/2024         3,158

             UTAH (0.3%)
    7,150    Nebo School District GO, Series 2000 (PRE) (NBGA)                         5.50        7/01/2020         7,566

             VIRGINIA (1.1%)
    5,000    Greater Richmond Convention Center Auth. RB, Series 2000 (PRE)            6.25        6/15/2032         5,460
    7,890    Henrico County Water and Sewer System RB, Series 2006A(d)                 5.00        5/01/2036         8,084
    6,345    Spotsylvania County Economic Development Auth. RB (MLO),
                Series 2005 (INS)                                                      5.00        2/01/2031         6,471
    6,560    Stafford County IDA RB, Series 2006 (INS)(d)                              5.00        8/01/2026         6,788

             WASHINGTON (2.0%)
    1,825    Grant County Public Utility District No. 2 RB, Series 2005A (INS)         5.00        1/01/2029         1,853
             Health Care Facilities Auth. RB,
    7,665       Series 2001A (INS)                                                     5.25       10/01/2021         7,899
   20,000       Series 2006A (INS)                                                     5.00       10/01/2036        20,279

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
  $ 5,000    Housing Finance Commission RB, Series 1999 (INS)                          6.00%       7/01/2029    $    5,282
    9,830    Snohomish County GO, Series 2001 (INS)                                    5.13       12/01/2021        10,207

             WEST VIRGINIA (0.6%)
             Water Development Auth. RB,
    3,340       Series C-II                                                            5.00       11/01/2036         3,403
    5,240       Series C-II                                                            5.00       11/01/2039         5,320
             West Virginia Univ. Board of Governors RB,
    2,500       Series 2004C (INS)                                                     5.00       10/01/2027         2,562
    2,500       Series 2004C (INS)                                                     5.00       10/01/2028         2,557

             WISCONSIN (0.9%)
             Health and Educational Facilities Auth. RB,
    6,615       Series 2001 (PRE)                                                      5.38       10/01/2021         7,065
      635       Series 2001                                                            5.38       10/01/2021           672
    5,350       Series 2006A                                                           5.38        2/15/2034         5,484
    8,000    Univ. of Wisconsin Hospitals and Clinics Auth. RB,
                Series 2000 (PRE) (INS)                                                6.20        4/01/2029         8,686
                                                                                                                ----------
             Total fixed-rate instruments (cost: $2,220,438)                                                     2,308,392
                                                                                                                ----------
             PUT BONDS (0.4%)

             MICHIGAN (0.2%)
    5,500    Strategic Fund PCRB, Series 1995CC (INS)                                  4.85        9/01/2030         5,676

             MONTANA (0.2%)
    5,000    Forsyth PCRB, Series 1999A (INS)                                          5.00       10/01/2032         5,098
                                                                                                                ----------
             Total put bonds (cost: $10,500)                                                                        10,774
                                                                                                                ----------
             VARIABLE-RATE DEMAND NOTES (2.2%)

             ALABAMA (0.2%)
    4,150    McIntosh IDRB, Series 1998D                                               4.31        7/01/2028         4,150

             CALIFORNIA (0.1%)
    2,350    Statewide Communities Development Auth. RB,
                Series 2001A (LOC - U.S. Bank, N.A.)                                   3.92       10/01/2031         2,350

             COLORADO (0.4%)
    8,900    Educational and Cultural Facilities Auth. RB, Series 2005
                (Concordia Univ. Irvine Project) (LOC - U.S. Bank, N.A.)               4.03       12/01/2035         8,900

             ILLINOIS (0.0%)(f)
      810    St. Clair County Industrial Building RB, Series 1994 (NBGA)               3.99        8/20/2032           810

             LOUISIANA (0.4%)
    8,065    Public Facilities Auth. RB, Series 2001B (LOC - Capital One, N.A.)        4.47        7/01/2023         8,065

             MISSOURI (0.0%)(f)
      900    Health and Educational Facilities Auth. RB, Series 2004A
                (LOC - Bank of America, N.A.)                                          4.03        7/01/2029           900

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
JUNE 30, 2006 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             NEW YORK (0.3%)
  $ 4,100    Dormitory Auth. RB, Series 1993 (Oxford Univ. Press)
                (LOC - Landesbank Hessen-Thuringen)                                    4.00%       7/01/2023    $    4,100
    2,500    New York City GO, Series 1994A-4 (LOC - WestLB AB)                        3.96        8/01/2023         2,500

             VERMONT (0.4%)
   10,180    Educational and Health Buildings Financing Agency RB,
                Series 2004A (Northeastern Hospital) (LOC - Banknorth, N.A.)           4.01       10/01/2029        10,180

             VIRGINIA (0.1%)
    2,100    Loudoun County IDA RB, Series 2003A                                       3.98        2/15/2038         2,100
      800    Richmond IDA RB, Series 2001 (LOC - SunTrust Bank)                        4.03       12/01/2031           800

             WYOMING (0.3%)
    6,300    Sweetwater County PCRB, Series 1996C                                      4.08        7/15/2026         6,300
                                                                                                                ----------
             Total variable-rate demand notes (cost: $51,155)                                                       51,155
                                                                                                                ----------

             TOTAL INVESTMENTS (COST: $2,282,093)                                                               $2,370,321
                                                                                                                ==========

12

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA LONG-TERM FUND
JUNE 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company incorporated under the laws of Maryland consisting of 10 separate funds. Effective after the close of business on July 31, 2006, the USAA Long-Term Fund (the Fund) was reorganized into a newly established corresponding series of USAA Mutual Funds Trust, which is an existing Delaware statutory trust that was formerly known as USAA State Tax-Free Trust. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             2. Securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of June 30, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2006, were $102,364,000 and $14,136,000, respectively, resulting in net unrealized appreciation of $88,228,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,339,287,000 at June 30, 2006, and, in total, may not equal 100%.

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA LONG-TERM FUND
JUNE 30, 2006 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (c) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (d) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At June 30, 2006, the aggregate market value of securities purchased on a when-issued basis was $67,436,000.

         (e) At June 30, 2006, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

         (f) Represents less than 0.1% of net assets.

14

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

       USAA SELF-SERVICE      For account balance, last transaction, fund
        TELEPHONE SYSTEM      prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

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48498-0806                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    08-17-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    08-21-2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    08-21-2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.